Insurance Contract Receivables and Payables - Summary of insurance contract payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Insurance Contract Receivables and Payables
Payable to agents and brokers	$ 374.2	$ 495.6
Investment contracts associated with life insurance products	626.5	595.8
Other insurance contract payables	206.2	311.3
Insurance contract payables	1,206.9	1,402.7	$ 1,826.0
Current	518.4	802.6
Non-current	$ 688.5	$ 600.1